Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,991,000
Previously Paid Amount	0.00
Total Fee Amount	608.22
Total Offset Amount	0.00
Net Fee	608.22
Narrative - Max Aggregate Offering Price	$ 6,991,000
Final Prospectus	true